Additional information: condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2021
Additional information: condensed financial statements of the Company
Schedule of Condensed balance sheets of the parent company

	2020	2021
	RMB’000	RMB’000
ASSETS
Non‑current assets
Investments in subsidiaries and due from subsidiaries	452,109	—
Current assets
Other receivables, deposits and prepayments	4,504	—
Cash and cash equivalents	11,500	5,250
	16,004	5,250
Total assets	468,113	5,250
EQUITY AND LIABILITIES
Equity attributable to owners of the Company
Share capital and treasury shares	(1,554)	(1,554)
Other reserves	427,290	(42,434)
Total equity	425,736	(43,988)
LIABILITIES
Non‑current liabilities
Convertible note	34,190	38,059
	34,190	38,059
Current liabilities
Accruals, other payables and provisions	8,187	11,179
Total liabilities	42,377	49,238
Total equity and liabilities	468,113	5,250

Schedule of Condensed statements of comprehensive income of the parent company

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Profit/(loss) from subsidiaries	40,231	(140,096)	(469,724)
Selling expenses	(1,889)	(1,228)	(511)
General and administrative expenses	(72,908)	(103,982)	(47,188)
Finance income	—	—	—
Finance costs	(4,144)	—	(338)
Other loss, net	—	—	(6,968)
Fair value loss of convertible redeemable preferred shares	136,656	—	—
Fair value loss of convertible note	(5,193)	(1,599)	(4,240)
Fair value loss of exchangeable note liabilities	45,274	—	—
Fair value loss of derivative financial instrument	301	—	—
(Loss)/profit before income tax	138,328	(246,905)	(528,969)
Income tax expense	—	—	—
(Loss)/profit for the year	138,328	(246,905)	(528,969)
Other comprehensive income/(loss):
Items that may be subsequently reclassified to profit or loss
Currency translation differences	672	(731)	574
Total other comprehensive income/(loss) for the year, net of tax	672	(731)	574
Total comprehensive income/(loss) for the year	139,000	(247,636)	(528,395)

Schedule of Condensed statements of cash flows of the parent company

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Net cash used in operating activities	(55,411)	(76,639)	(6,250)
Net cash used in investing activities	(7,940)	(8,372)	—
Net cash generated from financing activities	101,977	30,953	—
Net increase/(decrease) in cash and cash equivalents	38,626	(54,058)	(6,250)
Cash and cash equivalents at beginning of the year	26,932	65,558	11,500
Cash and cash equivalents at end of the year	65,558	11,500	5,250